Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly Hotel & Lodging Sector ETF

November 6, 2023

The Board of Trustees of the Trust has approved a Plan of Liquidation for the Kelly Hotel & Lodging Sector ETF (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023 (the “Liquidation Date”).

Effective November 7, 2023, the Fund will no longer accept orders to purchase creation units, and the last day of trading of shares of the Fund on NYSE Arca, Inc. will be November 30, 2023 (the “Closing Date”). Shareholders of record on the Liquidation Date will receive cash at the net asset value of their shares as of such date. Shareholders remaining in the Fund until the Liquidation Date may bear increased transaction fees in connection with the disposition of the Fund’s portfolio holdings. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

In anticipation of the liquidation of the Fund, Kelly Strategic Management, LLC, the Fund’s adviser, will manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective. Shareholders of the Fund may sell their holdings on the NYSE Arca, Inc., on or prior to the Closing Date. Customary brokerage charges may apply to such transactions. After the Closing Date, we cannot assure you that there will be a market for your shares. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly Residential & Apartment Real Estate ETF

November 6, 2023

The Board of Trustees of the Trust has approved a Plan of Liquidation for the Kelly Residential & Apartment Real Estate ETF (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023 (the “Liquidation Date”).

Effective November 7, 2023, the Fund will no longer accept orders to purchase creation units, and the last day of trading of shares of the Fund on NYSE Arca, Inc. will be November 30, 2023 (the “Closing Date”). Shareholders of record on the Liquidation Date will receive cash at the net asset value of their shares as of such date. Shareholders remaining in the Fund until the Liquidation Date may bear increased transaction fees in connection with the disposition of the Fund’s portfolio holdings. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

In anticipation of the liquidation of the Fund, Kelly Strategic Management, LLC, the Fund’s adviser, will manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective. Shareholders of the Fund may sell their holdings on the NYSE Arca, Inc., on or prior to the Closing Date. Customary brokerage charges may apply to such transactions. After the Closing Date, we cannot assure you that there will be a market for your shares. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly CRISPR & Gene Editing Technology ETF

November 6, 2023

The Board of Trustees of the Trust has approved a Plan of Liquidation for the Kelly CRISPR & Gene Editing Technology ETF (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023 (the “Liquidation Date”).

Effective November 7, 2023, the Fund will no longer accept orders to purchase creation units, and the last day of trading of shares of the Fund on The NASDAQ Stock Market LLC will be November 30, 2023 (the “Closing Date”). Shareholders of record on the Liquidation Date will receive cash at the net asset value of their shares as of such date. Shareholders remaining in the Fund until the Liquidation Date may bear increased transaction fees in connection with the disposition of the Fund’s portfolio holdings. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

In anticipation of the liquidation of the Fund, Kelly Strategic Management, LLC, the Fund’s adviser, will manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective. Shareholders of the Fund may sell their holdings on The NASDAQ Stock Market LLC, on or prior to the Closing Date. Customary brokerage charges may apply to such transactions. After the Closing Date, we cannot assure you that there will be a market for your shares. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.